Preferred Stock (Details Narrative) - shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Convertible Preferred Series A stock, shares outstanding	264,894	264,894	264,894
Number of common stock issuable for total shares of convertible preferred stock	24,900,000